UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-21666
                                                     ---------------

                           Hatteras Master Fund, L.P.
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               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                                Raleigh, NC 27615
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               (Address of principal executive offices) (Zip code)


                              David B. Perkins, CEO
                        Hatteras Investment Partners, LLC
                         8816 Six Forks Road, Suite #107
                                Raleigh NC 27615
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 919.846.2324
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
                                      -----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
                                                                                                            WHAT
                                                                                    MATTER      DID         VOTE    FOR OR
NAME OF        TICKER         CUSIP        DATE OF                                  PROPOSED    REGISTRANT  WAS     AGAINST
ISSUER         SYMBOL         NUMBER       PROXY         MATTER VOTED ON            BY?         VOTE?       CAST    MGT
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
               TGLDX          888894862        1-Dec-04  Proposal 1: To approve     Mgt         Yes         For     For Mgt
                                                         increase in total assets
                                                         that the fund can invest
                                                         in Gold Bullion and
Tocqueville                                              other precious metals
Gold Fund                                                from 10% to 20%
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
               TGLDX          888894862        1-Dec-04  Proposal 2: To approve     Mgt         Yes         For     For Mgt
                                                         amendment to investment
                                                         advisory agreement to
Tocqueville                                              increase advisory fee
Gold Fund                                                break points
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
               TGLDX          888894862        1-Dec-04  Proposal 3: To elect       Mgt         Yes         For     For Mgt
                                                         Lucille G. Bono, Guy A.
                                                         Main, Inge Heckel, Larry
                                                         M. Senderhaug, Charles
                                                         W.  Caulkins,  James  W
Tocqueville                                              Gerard, Francois Sicart,
Gold Fund                                                Robert Kleinschmidt
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
               GMGBX          362008187       23-Mar-05  Prosposal 1: To elect      Mgt         Yes         For     For Mgt
                                                         Donald W. Glazer, Jay O.
                                                         Light, and W. Nicholas
GMO Global                                               Thorndike to the Board
Bond Fund                                                of Trustees
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
               GMGBX          362008187       23-Mar-05  Prosposal 2B: To           Mgt         Yes         For     For Mgt
                                                         eliminate fundamental
                                                         investment  restrictions
                                                         with respect to
GMO Global                                               investments in certain
Bond Fund                                                related issuers
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
Security       N/A            N/A             25-May-05  Proposal I: For the        Mgt         Yes         For     For Mgt
Capital                                                  election of Mr. Stephen
Preferred                                                L. Feinberg as Class II
Growth, Inc.                                             director
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------
Security       N/A            N/A             25-May-05  Proposal II: For the       Mgt         Yes         For     For Mgt
Capital                                                  election of Mr. Thomas
Preferred                                                E. Meador as a Class II
Growth, Inc.                                             director
------------- -------------- ------------ ------------- -------------------------- ----------- ----------- ------- ---------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Hatteras Master Fund, LP
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By (Signature and Title)* /s/  David B. Perkins
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                               David B. Perkins, CEO
Date             08/25/2005
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